Other (Expense)/Income (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)

	For The Years Ended December 31,
	2021	2020
	(in thousands)
Loss on issuance of Bridge Notes tranche one	$(84,291)	$—
Loss on issuance of Bridge Notes tranche two	(12,185)	—
Loss on issuance of Bridge Notes Rights Offering	(3,193)	—
Debt issuance costs expensed for debt carried at fair value	(47,718)	—
Transaction costs associated with derivative liabilities	(291)	—
Other	22	103
	$(147,656)	$103